FIFTH THIRD FUNDS

                      SUPPLEMENT DATED SEPTEMBER 16, 2005
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                       CLASS A, B, AND C SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman1 and the co-portfolio manager is Peter Kwiatkowski2.

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts3.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill4.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill4.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson5.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave6.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig7 and the co-portfolio manager is Michael P. Wayton8.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig7 and the co-portfolio manager is Michael P. Wayton8.

1 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

2 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

3 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.


                                                                   SPABCALL 0905

4 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

5 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

6 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

7 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

8 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

SALES CHARGE REDUCTIONS

     Effective August 1, 2005, the language on page 97 of the prospectus under "Sales Charge Reductions" is deleted in its entirety and replaced with the following:

The Funds offer reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C or Advisor shares of any Fifth Third Fund (except Advisor and Class A shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.

o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of

     Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or (iii) other accounts owned by the same shareholder (determined by Tax ID) or other shareholders eligible under the Combination Privilege defined below.

o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Advisor and Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sale charge reduction you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

ADDITIONAL INFORMATION ABOUT THE FUNDS

     The language on page 103 of the prospectus under "Additional Information about the Funds" is deleted in its entirety and replaced with the following:

Investment in Exchange-Traded Funds. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

LIFEMODEL FUNDSSM (EFFECTIVE JULY 25, 2005)

LIFEMODELSM AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM AGGRESSIVE FUND

     Small Cap Growth Index1                                 6.0%
     Small Cap Value Index2                                  6.0%
     International Index3                                    8.0%
     Mid Cap Growth Index4                                   10.0%
     Mid Cap Value Index5                                    10.0%
     Large Cap Growth Index6                                 18.0%
     Large Cap Value Index7                                  18.0%
     Large Cap Core Index8                                   14.0%
     Intermediate Bond Index10                               10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND         8/1/02           31.81%            20.12%
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***      8/1/02           28.72%            18.19%

  ***LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-50%

LIFEMODELSM MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY AGGRESSIVE FUND
     Small Cap Growth Index1                                 4.7%
     Small Cap Value Index2                                  4.7%
     International Index3                                    6.2%
     Mid Cap Growth Index4                                   7.8%
     Mid Cap Value Index5                                    7.8%
     Large Cap Growth Index6                                 14.0%
     Large Cap Value Index7                                  14.0%
     Large Cap Core Index8                                   10.8%
     Bond Index9                                             5.0%
     Intermediate Bond Index10                               15.0%
     Short Term Bond Index11                                 10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
     STYLE CLASS INDEX BLEND                                       8/1/02           25.16%            17.01%
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
     ASSET CLASS INDEX BLEND***                                    8/1/02           23.01%            15.81%

  ***LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-40%

LIFEMODELSM MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATE FUND

     Small Cap Growth Index1                                 3.3%
     Small Cap Value Index2                                  3.3%
     International Index3                                    4.4%
     Mid Cap Growth Index4                                   5.6%
     Mid Cap Value Index5                                    5.6%
     Large Cap Growth Index6                                 10.0%
     Large Cap Value Index7                                  10.0%
     Large Cap Core Index8                                   7.8%
     Bond Index9                                             10.0%
     Intermediate Bond Index10                               25.0%
     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND           8/1/02           18.81%            13.98%
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND***        8/1/02           17.46%            13.32%

  ***LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-30%

LIFEMODELSM MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY CONSERVATIVE FUND
     Small Cap Growth Index1                                 2.7%
     Small Cap Value Index2                                  2.7%
     International Index3                                    3.6%
     Mid Cap Growth Index4                                   4.4%
     Mid Cap Value Index5                                    4.4%
     Large Cap Growth Index6                                 8.0%
     Large Cap Value Index7                                  8.0%
     Large Cap Core Index8                                   6.2%
     Bond Index9                                             10.0%
     Intermediate Bond Index10                               35.0%
     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                               INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                  (Since 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
     STYLE CLASS INDEX BLEND                                       8/1/02           15.77%            12.49%
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
     ASSET CLASS INDEX BLEND***                                    8/1/02           14.74%            12.03%

  ***LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-25%

LIFEMODELSM CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM CONSERVATIVE FUND
     Small Cap Growth Index1                                 1.3%
     Small Cap Value Index2                                  1.3%
     International Index3                                    1.9%
     Mid Cap Growth Index4                                   2.2%
     Mid Cap Value Index5                                    2.2%
     Large Cap Growth Index6                                 4.0%
     Large Cap Value Index7                                  4.0%
     Large Cap Core Index8                                   3.1%
     Bond Index9                                             15.0%
     Intermediate Bond Index10                               45.0%
     Short Term Bond Index11                                 20.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND       8/1/02            9.77%             9.35%
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***    8/1/02            9.44%             9.39%

  ***LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-15%

INDEX INFORMATION
--------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

EFFECTIVE AUGUST 1, 2005, THE SELECT STOCK FUND WILL BE RENAMED THE DIVIDEND GROWTH FUND AND SHARES OF THE SELECT STOCK FUND WILL NO LONGER BE OFFERED FOR SALE.

At a meeting held on March 30, 2005, the Board of Trustees of Fifth Third Funds unanimously approved a change to the name, investment strategies and non-fundamental investment policies of the Select Stock Fund. It is anticipated that the following changes will be effective August 1, 2005:

CHANGE IN FUND NAME

The Select Stock Fund will be renamed the DIVIDEND GROWTH FUND.

CHANGE IN INVESTMENT STRATEGIES

Whereas the Select Stock Fund achieved its investment objective by normally concentrating its investments in a group of 20 to 30 stocks, the Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy.

First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid capitalization companies. Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus and the first footnote on page 96 of the prospectus, are hereby eliminated in their entirety.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

------------------------------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate      5, 6, 11, 15-23,  Pre-Payment/Call
  mortgage pools into different maturity classes.                                    25, 26         Interest Rate
------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and  2, 6, 11, 12,       Pre-Payment
  pools of loans. These include collateralized mortgage obligations and          16-23, 25, 27         Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
------------------------------------------------------------------------------------------------------------------
  PARTICIPATION INTERESTS: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-26            Credit
                                                                                                      Liquidity
------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                       SUPPLEMENT DATED SEPTEMBER 16, 2005
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman1 and the co-portfolio manager is Peter Kwiatkowski2.

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts3.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill4.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill4.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson5.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave6.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig7 and the co-portfolio manager is Michael P. Wayton8.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig7 and the co-portfolio manager is Michael P. Wayton8.

1 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

2 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

3 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.


                                                                  SP-STBD-I 0905

4 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

5 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

6 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

7 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

8 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State UNIVERSITY.

LIFEMODEL FUNDSSM (EFFECTIVE JULY 25, 2005)

LIFEMODELSM AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM AGGRESSIVE FUND
     Small Cap Growth Index1                                 6.0%
     Small Cap Value Index2                                  6.0%
     International Index3                                    8.0%
     Mid Cap Growth Index4                                   10.0%
     Mid Cap Value Index5                                    10.0%
     Large Cap Growth Index6                                 18.0%
     Large Cap Value Index7                                  18.0%
     Large Cap Core Index8                                   14.0%
     Intermediate Bond Index10                               10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND         8/1/02           31.81%            20.12%
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***      8/1/02           28.72%            18.19%

  ***LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS
     Large Cap Core Fund ................................................. 0-50%

LIFEMODELSM MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY AGGRESSIVE FUND
     Small Cap Growth Index1                                 4.7%
     Small Cap Value Index2                                  4.7%
     International Index3                                    6.2%
     Mid Cap Growth Index4                                   7.8%
     Mid Cap Value Index5                                    7.8%
     Large Cap Growth Index6                                 14.0%
     Large Cap Value Index7                                  14.0%
     Large Cap Core Index8                                   10.8%
     Bond Index9                                             5.0%
     Intermediate Bond Index10                               15.0%
     Short Term Bond Index11                                 10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           25.16%            17.01%
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           23.01%            15.81%

  ***LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS
     Large Cap Core Fund ................................................. 0-40%

LIFEMODELSM MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATE FUND
     Small Cap Growth Index1                                 3.3%
     Small Cap Value Index2                                  3.3%
     International Index3                                    4.4%
     Mid Cap Growth Index4                                   5.6%
     Mid Cap Value Index5                                    5.6%
     Large Cap Growth Index6                                 10.0%
     Large Cap Value Index7                                  10.0%
     Large Cap Core Index8                                   7.8%
     Bond Index9                                             10.0%
     Intermediate Bond Index10                               25.0%
     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND           8/1/02           18.81%            13.98%
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND***        8/1/02           17.46%            13.32%

  ***LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS
     Large Cap Core Fund ................................................. 0-30%

LIFEMODELSM MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY CONSERVATIVE FUND
     Small Cap Growth Index1                                 2.7%
     Small Cap Value Index2                                  2.7%
     International Index3                                    3.6%
     Mid Cap Growth Index4                                   4.4%
     Mid Cap Value Index5                                    4.4%
     Large Cap Growth Index6                                 8.0%
     Large Cap Value Index7                                  8.0%
     Large Cap Core Index8                                   6.2%
     Bond Index9                                             10.0%
     Intermediate Bond Index10                               35.0%
     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           15.77%            12.49%
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           14.74%            12.03%

  ***LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-25%

LIFEMODELSM CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM CONSERVATIVE FUND
     Small Cap Growth Index1                                 1.3%
     Small Cap Value Index2                                  1.3%
     International Index3                                    1.9%
     Mid Cap Growth Index4                                   2.2%
     Mid Cap Value Index5                                    2.2%
     Large Cap Growth Index6                                 4.0%
     Large Cap Value Index7                                  4.0%
     Large Cap Core Index8                                   3.1%
     Bond Index9                                             15.0%
     Intermediate Bond Index10                               45.0%
     Short Term Bond Index11                                 20.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND       8/1/02            9.77%             9.35%
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***    8/1/02            9.44%             9.39%

  ***LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-15%

INDEX INFORMATION
--------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

EFFECTIVE AUGUST 1, 2005, THE SELECT STOCK FUND WILL BE RENAMED THE DIVIDEND GROWTH FUND AND SHARES OF THE SELECT STOCK FUND WILL NO LONGER BE OFFERED FOR SALE.

At a meeting held on March 30, 2005, the Board of Trustees of Fifth Third Funds unanimously approved a change to the name, investment strategies and non-fundamental investment policies of the Select Stock Fund. It is anticipated that the following changes will be effective August 1, 2005:

CHANGE IN FUND NAME

The Select Stock Fund will be renamed the DIVIDEND GROWTH FUND.

CHANGE IN INVESTMENT STRATEGIES

Whereas the Select Stock Fund achieved its investment objective by normally concentrating its investments in a group of 20 to 30 stocks, the Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy.

First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid capitalization companies. Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus is hereby eliminated in its entirety.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       5, 6, 11, 15-22  Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
--------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans       2, 6, 11, 12,      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and           16-23            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
--------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-22            Credit
                                                                                                      Liquidity
--------------------------------------------------------------------------------------------------------------------


                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                       SUPPLEMENT DATED SEPTEMBER 16, 2005

 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                            ADVISOR SHARES PROSPECTUS
                              DATED AUGUST 1, 2005.

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman1 and the co-portfolio manager is Peter Kwiatkowski.

1 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.


                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



                                                                SPADVALL 0905

LOGO: FIFTH THIRD FUNDS


DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES


PROSPECTUS
SEPTEMBER 16, 2005

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
DIVIDEND GROWTH FUND
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS ..........................   2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Table .................................................   4
Expense Example ...........................................   4


ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   5
Investment Risks ..........................................   8

FUND MANAGEMENT

Investment Advisor ........................................  10
Related Performance of the Investment Advisor..............  11
Portfolio Managers ........................................  14
Portfolio Holdings ........................................  14

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  15
Abusive Trading Practices .................................  15
Purchasing and Adding To Your Shares ......................  15
Shareholder Contact Information ...........................  16
Selling Your Shares .......................................  16
Exchanging Your Shares ....................................  17
Dividends and Capital Gains ...............................  17
Taxation ..................................................  18
Additional Information about the Fund .....................  19

FINANCIAL HIGHLIGHTS ......................................  21


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Dividend Growth Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD DIVIDEND GROWTH FUND                              SPECIALTY STRATEGY
--------------------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company, which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.


The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES1,2
BAR CHART:
1995                     35.40%
96                       22.44%
97                       35.43%
98                       32.94%
99                       11.64%
00                      -19.76%
01                      -21.81%
02                      -29.69%
03                       20.37%
04                        4.52%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                   Q4 1998                                   24.93%
Worst quarter:                  Q1 2001                                  -18.65%
Year to Date Return (1/1/05 to 3/31/05):                                  -5.65%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE       PAST YEAR       PAST 5 YEARS      PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES2                                                3/4/85
Return Before Taxes                                                                   4.52%           -11.11%            6.34%
   Return After Taxes on Distributions3                                               4.52%           -11.22%            4.44%
   Return After Taxes on Distributions and Sale of Fund Shares3                       2.94%            -9.06%            4.43%
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 INDEX(R)*                                                                    10.87%            -2.30%           12.07%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**                                                              11.40%            -1.76%           12.16%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX**                                                        6.30%            -9.29%            9.59%
------------------------------------------------------------------------------------------------------------------------------------


1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.
2 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period from March 6, 1998 through August 10, 1998 reflects the performance for Class A shares of the Dividend Growth Fund (formerly the Select Stock Fund). On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of Class A shares of the Pinnacle Fund. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund has changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.
** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2004 or estimated amounts for the current fiscal year.


SHAREHOLDER FEES
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None
--------------------------------------------------------------------------------

MAXIMUM DEFERRED SALES LOAD                                                None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                            0.94%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.74%
--------------------------------------------------------------------------------

Fee Waiver and/or Expense Reimbursement1                                  1.01%1

--------------------------------------------------------------------------------
Net Expenses                                                              0.73%
--------------------------------------------------------------------------------

1 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Fund to 0.73%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

-----------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                            1 YEAR           3 YEARS          5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL SHARES                                      $ 75            $ 233             $ 641           $ 1,782
-----------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Dividend Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                    RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company held                                  Market
by a U.S. bank that issues a receipt evidencing ownership.                                                    Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity                              Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed                        Market
by other types of receivables or other assets.                                                                  Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                  Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                              Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by                                   Credit
corporations and other entities. Maturities generally vary from a few days to                                 Liquidity
nine months.                                                                                                    Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract, index                            Management
or security, or any combination thereof, including futures, options (e.g., put and                              Market
calls), options on futures, and some mortgage-backed securities.                                                Credit
                                                                                                              Liquidity
                                                                                                               Leverage
                                                                                                            Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (ETFS): ETFs entitle a holder to receive proportionate                                     Market
quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses. Examples of ETFs include
Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index(R). iShares are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial paper                             Market
of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks                           Political
and supranational entities.                                                                                   Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at a fixed                             Leverage
price for delivery at a future date.                                                                           Liquidity
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase                            Management
of a specified amount of a specified security, class of securities, or an index at a                            Market
specified time in the future and at a specified price.                                                          Credit
                                                                                                              Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                        Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These investment                                 Market
companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE BONDS: Interest-bearing or discounted government or corporate                                  Market
securities that obligate the issuer to pay the bondholder a specified sum of money,                             Credit
usually at specific intervals, and to repay the principal amount of the loan at maturity.                    Interest Rate
Investment grade bonds are those rated BBB or better by S&P or Baa or better by
Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt                                        Market
securities that have remaining maturities of one year or less. These securities may                             Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools                          Pre-Payment
of loans. These include collateralized mortgage obligations and real estate mortgage                            Market
investment conduits.                                                                                            Credit
                                                                                                              Regulatory
                                                                                                             Interest Rate

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred Stocks are equity securities that generally pay dividends                           Market
at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                                          Market
commitment to return the security to the seller at an agreed upon price on an                                  Leverage
agreed upon date. This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933,                             Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENT: The sale of a security and the simultaneous                                       Market
commitment to buy the security back at an agreed upon price on an agreed upon                                  Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets.                                    Market
In return the Fund will receive cash, other securities, and/or letters of credit.                              Leverage
                                                                                                              Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio                                 Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                                        Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million                                   Smaller Company
and $2.6 billion).

------------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities                             Management
trading using composite stock indices.                                                                          Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the                                    Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities                      Interest Rate
of the U.S. Government. These include Fannie Mae and Freddie Mac.                                               Credit
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded                               Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset                         Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund                             Liquidity
on demand.                                                                                                      Market
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stocks or bonds, that give the holder                     Market
the right to buy a proportionate amount of common stock at a specified price.                                   Credit
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not exceed                                      Liquidity
25% of the value of a Fund's total assets.                                                                      Credit
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.

As of June 30, 2005, Fifth Third Asset Management, Inc. had approximately $21 billion in assets under management, including approximately $12 billion of assets in the Fifth Third Funds.

The management fee, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2004 was 0.80% of the average net assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

                                                                       SPECIALTY
                                                                        STRATEGY

                                                        DIVIDEND GROWTH STRATEGY


RELATED PERFORMANCE OF THE INVESTMENT ADVISOR

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. THESE COMPOSITES ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF THE ADVISOR IN MANAGING ACCOUNTS SUBSTANTIALLY SIMILAR TO THE FUND. THESE COMPOSITES DO NOT REPRESENT THE PERFORMANCE OF THE FUND. YOU SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE FUND OR OF THE ADVISOR.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995 -- December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Line Chart:
DIVIDEND GROWTH COMPOSITE AND BENCHMARK PERFORMANCE COMPARISON1
FIFTH THIRD DIVIDEND GROWTH COMPOSITE VS. S&P 500 INDEX

                  Div Growth Comp   S&P Growth
                  $10,000.0         $10,000
1995     Q1       $10,942.4         $10,973
         Q2       $11,589.3         $12,021
         Q3       $12,272.0         $12,976
         Q4       $13,061.1         $13,758
1996     Q1       $13,592.0         $14,496
         Q2       $14,042.7         $15,146
         Q3       $14,864.3         $15,615
         Q4       $15,845.3         $16,916
1997     Q1       $16,245.8         $17,370
         Q2       $19,385.4         $20,402
         Q3       $20,573.9         $21,930
         Q4       $22,847.6         $22,560
1998     Q1       $25,796.7         $25,707
         Q2       $25,671.1         $26,556
         Q3       $24,034.4         $23,915
         Q4       $28,199.4         $29,008
1999     Q1       $28,025.5         $30,453
         Q2       $29,181.4         $32,599
         Q3       $26,916.0         $30,563
         Q4       $29,068.5         $35,111
2000     Q1       $27,548.8         $35,916
         Q2       $29,707.9         $34,962
         Q3       $31,668.5         $34,624
         Q4       $34,128.4         $31,914
2001     Q1       $30,293.5         $28,131
         Q2       $31,116.5         $29,777
         Q3       $29,051.8         $25,407
         Q4       $31,041.7         $28,108
2002     Q1       $32,297.2         $28,198
         Q2       $29,309.5         $24,421
         Q3       $26,645.1         $20,202
         Q4       $27,916.9         $21,907
2003     Q1       $26,794.5         $21,217
         Q2       $29,100.5         $24,482
         Q3       $29,650.1         $25,130
         Q4       $32,548.0         $28,190
2004     Q1       $32,821.6         $28,667
         Q2       $34,155.6         $29,161
         Q3       $34,013.2         $28,616
         Q4       $36,173.1         $31,257


--------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
1/1/95 -- 12/31/04

                                      Return
-- Dividend Growth Composite1,2       13.72%
-- S&P 500 Index3                     12.07%
--------------------------------------------

ANNUAL RETURNS -- DIVIDEND GROWTH COMPOSITE VS. S&P 500 INDEX

-------------------------------------------------------------------------------------------------------
Dividend         1995      1996    1997     1998     1999     2000     2001     2002     2003     2004
Growth
Composite1,2    30.61%    21.31%  44.19%   23.42%     3.08%  17.40%    -9.04%  -10.06%  16.58%   11.13%
-------------------------------------------------------------------------------------------------------
S&P 500
Index3          37.58%    22.96%  33.36%   28.58%   21.04%    -9.11%  -11.88%  -22.10%  28.68%   10.88%
-------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS4        June 2005    ----------------------AS OF 12/31/04-----------------
                                   Year-to-Date      1 Year             5 Years               10 Years
-------------------------------------------------------------------------------------------------------
Dividend Growth Composite1,2           -4.02%        11.13%               4.47%                13.72%
-------------------------------------------------------------------------------------------------------

S&P 500 Index3                         -0.81%        10.88%              -2.30%                12.07%
-------------------------------------------------------------------------------------------------------

1 These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

2 Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

3 The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

4 Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

                                                                       SPECIALTY
                                                                        STRATEGY

THE FIFTH THIRD DIVIDEND GROWTH STRATEGY

o The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

     1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

     2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

     3. An extensive analysis of company fundamentals and historical valuations is completed

     4. Risk factors of the portfolio are evaluated and controls are maintained

     5.   A consistent sell strategy is implemented

o A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income


                               KEY AREAS OF FOCUS


o     QUANTITATIVE SCREENS
      Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

o     DIVIDEND AND EARNINGS RANKINGS
      FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

o     FUNDAMENTAL ANALYSIS
      Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

o     RISK CONTROLS
      Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

o     SELL DISCIPLINE
      A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy





                                  QUANTITATIVE
                                    SCREENS



                                    DIVIDEND                   DIVIDENDS AND
     SELF DISCIPLINE                 GROWTH                      EARNINGS
                                    STRATEGY                     RANKINGS



                     RISK CONTROLS               FUNDAMENTAL
                                                  ANALYSIS

                                                                       SPECIALTY
                                                                        STRATEGY

                                                        DIVIDEND GROWTH STRATEGY


PORTFOLIO BUILDING PROCESS

o The five key areas of focus lead to a disciplined portfolio building process

o Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

o Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

o The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

o A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations



QUANTITATIVE SCREEN: MONITOR LIST OF 1000 COMPANIES

o Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

GOAL: A universe of large-cap and mid-cap companies with a proven history of financial strength



ESTABLISH FOCUS LIST OF 125 -- 150 COMPANIES WITH CONSISTENT DIVIDENDS AND EARNINGS HISTORIES

o    Conduct S&P dividends and earnings growth screen

o    Analyze dividend history
     -    Must be currently paying dividends
     -    Meet minimum dividend payment frequency requirements
     -    Dividend growth rate must be greater than that of the S&P 500 Index

o    Evaluate company earnings and assess prospects for future growth

GOAL: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential



FUNDAMENTAL ANALYSIS ATTEMPTS TO IDENTIFY COMPANIES WITH CONTINUED EARNINGS AND DIVIDEND GROWTH PROSPECTS

o    Business model

o    Quality of management

o    Competitive advantages

o    Profitability trends

o    Evaluate Wall Street and In-house analyst research

GOAL: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth



SELECT STOCKS FOR THE PORTFOLIO

o Select list of stocks with the greatest earnings and dividend growth potential

o    Analyze current economic conditions and future prospects by business sector

o    Evaluate and adjust holdings as fundamentals and valuations change

GOAL: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

Peter Kwiatkowski has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third Asset Management, Inc.'s Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

Mr. Kwiatkowski and Mr. Krumpelman are equal participants in managing the Fund's portfolio securities.


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policy and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market value. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Fund's Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund Shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with such entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank. For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative at your financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Fund is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

AVOID WITHHOLDING TAX

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Dividends, if any, are declared and paid quarterly by the Fifth Third Dividend Growth Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including short-term gains and tax-exempt interest income, if any) and net capital gains (including any capital gains derived by virtue of realignments of the portfolio in accordance with changes in investment strategies). For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains, if any, are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions will be taxable to shareholders whether a shareholder receives them in cash or additional shares. Distributions will be taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)")*.

iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by PricewaterhouseCoopers LLP for the years ended July 31, 2002, July 31, 2003 and July 31, 2004. Other independent auditors audited the information for the years ending July 31, 2001 and prior. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(For a share of beneficial interest outstanding throughout each period)

                                                 CHANGE IN NET ASSETS                                 LESS DIVIDENDS AND
                                              RESULTING FROM OPERATIONS                               DISTRIBUTIONS FROM
                                            ----------------------------                   ----------------------------------------
                                                            NET REALIZED
                                                                     AND
                                                              UNREALIZED      CHANGE IN
                              NET ASSET                    GAINS/(LOSSES)    NET ASSETS                                       TOTAL
                                 VALUE,              NET            FROM      RESULTING           NET           NET       DIVIDENDS
                              BEGINNING       INVESTMENT      INVESTMENT           FROM    INVESTMENT      REALIZED             AND
                              OF PERIOD     INCOME/(LOSS)   TRANSACTIONS     OPERATIONS        INCOME         GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00               $37.28            (0.09)          1.59            1.50            --         (0.55)          (0.55)
Year ended 7/31/01               $38.23               --         (11.73)         (11.73)           --         (1.03)          (1.03)
Year ended 7/31/02               $25.47            (0.21)         (7.20)          (7.41)           --            --              --
Year ended 7/31/03               $18.06            (0.12)          0.23            0.11            --            --              --
Year ended 7/31/04               $18.17            (0.19)          1.12            0.93            --            --              --
Six months ended 1/31/05+        $19.10            (0.07)^         1.14            1.07            --            --              --
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)

                                                                                  RATIOS/SUPPLEMENTAL DATA
                                                         ----------------------------------------------------------------------
                                                                      RATIOS OF                       RATIOS OF
                                      NET       TOTAL           NET    EXPENSES   RATIOS OF NET        EXPENSES
                                    ASSET      RETURN       ASSETS,          TO      INVESTMENT              TO
                                   VALUE,   (EXCLUDES        END OF     AVERAGE    INCOME/(LOSS)        AVERAGE    PORTFOLIO
                                   END OF       SALES        PERIOD         NET      TO AVERAGE             NET     TURNOVER
                                   PERIOD      CHARGE)       (000'S)     ASSETS      NET ASSETS      ASSETS (a)         RATE (b)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                 $38.23        4.07%      $58,939        1.07%         (0.23%)           1.07%          53%
Year ended 7/31/01                 $25.47      (31.27%)     $31,415        1.11%         (0.48%)           1.24%         139%
Year ended 7/31/02                 $18.06      (29.09%)     $16,623        1.38%         (0.79%)           1.38%          70%
Year ended 7/31/03                 $18.17        0.61%      $14,659        1.47%         (0.67%)           1.63%          50%
Year ended 7/31/04                 $19.10        5.12%      $ 7,166        1.43%         (0.68%)           1.74%          81%
Six months ended 1/31/05+          $20.17        5.60%*     $ 6,925        1.45%**       (0.72%)**         1.82%**         7%
--------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Unaudited.
^    Average shares method used in calculation.
*    Not annualized.
**   Annualized.

                                  22-23 SPREAD

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                                              Fifth Third Funds
Dividend Growth Fund                                           3435 Stelzer Road
Institutional Shares                                           Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Investment Advisor                                             Fifth Third Asset Management, Inc.
                                                               38 Fountain Square Plaza
                                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Distributor                                                    Fifth Third Funds Distributor, Inc.
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                        Fifth Third Bank
                                                               38 Fountain Square Plaza
                                                               Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Sub-Administrator                                              BISYS Fund Services Limited Partnership
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant      BISYS Fund Services Ohio, Inc.
                                                               3435 Stelzer Road
                                                               Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                  PricewaterhouseCoopers LLP
                                                               100 East Broad Street
                                                               Suite 2100
                                                               Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.

                            LOGO: FIFTH THIRD FUNDS

                                       Investment Company Act file no. 811-5669.

Logo: FIFTH THIRD FUNDS


DIVIDEND GROWTH FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
ADVISOR SHARES


PROSPECTUS
SEPTEMBER 16, 2005

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIFTH THIRD FUNDS
DIVIDEND GROWTH FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
ADVISOR SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS ..........................   2

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ................................................   4
Expense Examples ..........................................   4

ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   5

Investment Risks ..........................................   8


FUND MANAGEMENT

Investment Advisor ........................................  10
Related Performance of the Investment Advisor..............  11
Portfolio Managers ........................................  14
Portfolio Holdings ........................................  14

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  15
Abusive Trading Practices .................................  15
Purchasing and Adding To Your Shares ......................  15
Shareholder Contact Information ...........................  16
Selling Your Shares .......................................  16
Exchanging Your Shares ....................................  17
Distribution Arrangements/Sales Charges for
   the Fund ...............................................  18
Dividends And Capital Gains ...............................  24
Taxation ..................................................  24
Additional Information about the Fund .....................  25

FINANCIAL HIGHLIGHTS ......................................  26


BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Dividend Growth Fund (the "Fund"), a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

The Fund is managed by Fifth Third Asset Management, Inc.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD DIVIDEND GROWTH FUND                              SPECIALTY STRATEGY
--------------------------------------------------------------------------------
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will be classified as a non-diversified company, which means it may hold larger positions in a smaller number of securities than a fund that is classified as a diversified company. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. The Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy. First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth.

Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include the risks of non-diversification, equity securities, growth stocks, large cap companies and mid cap companies. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.


The Fund invests in growth oriented stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Significant investment in large and mid cap companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES1,2
BAR CHART:
1995                     35.40%
96                       22.44%
97                       35.43%
98                       32.83%
99                       11.37%
00                      -19.95%
01                      -22.00%
02                      -29.90%
03                       20.12%
04                        4.28%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                  Q4 1998                                    24.87%
Worst quarter:                 Q1 2001                                   -18.70%

Year to Date Return (1/1/05 to 3/31/05):                                  -5.74%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2004)1
                                                                 INCEPTION DATE     PAST YEAR        PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES2 (WITH 5.00% SALES CHARGE)                            3/4/85
Return Before Taxes                                                                  -0.96%           -12.23%            5.63%
   Return After Taxes on Distributions3                                              -0.96%           -12.34%            3.77%
   Return After Taxes on Distributions and Sale of Fund Shares3                      -0.62%            -9.92%            3.85%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES4 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   3/4/85
Return Before Taxes                                                                  -1.49%           -12.18%            5.35%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES5 (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   3/4/85
   Return Before Taxes                                                                3.51%           -11.98%            5.34%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES6 (WITH 3.25% SALES CHARGE)                            3/4/85           0.63%           -12.13%            5.56%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)*                                                                    10.87%            -2.30%           12.07%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**                                                              11.40%            -1.76%           12.16%
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL 1000(R) GROWTH INDEX**                                                        6.30%            -9.29%            9.59%
------------------------------------------------------------------------------------------------------------------------------------

1 Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.
2 On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.
3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.
5 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.
6 The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005.
* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund changed its benchmark from the Russell 1000(R) Index to the S&P 500 Index(R), effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.
** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund previously changed its benchmark from the Russell 1000(R) Growth Index, an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, to the Russell 1000(R) Index, in order to better represent the Fund's investment policies for comparison purposes.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2004 or estimated amounts for the current fiscal year.

SHAREHOLDER FEES

CLASS NAME                                                                                         A       B        C     ADVISOR
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                 5.00%1,2  None    None    3.25%1

------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                      None      None    None     None
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM DEFERRED SALES LOAD                                                                      None     5.00%3   1.00%4   None

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                  0.80%    0.80%    0.80%   0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                                                0.25%    1.00%    0.75%   0.50%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                                   0.94%    0.94%    1.19%   0.94%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                             1.99%    2.74%    2.74%   2.24%
------------------------------------------------------------------------------------------------------------------------------------

FEE WAIVER AND/OR EXPENSE REIMBURSEMENTS5                                                        1.01%    1.01%    1.01%   1.01%

------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                     0.98%    1.73%    1.73%   1.23%
------------------------------------------------------------------------------------------------------------------------------------

1    LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED.
2 For investments of $1 million or more, no sales charges apply; however, with respect to Class A Shares, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."
3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.
5 The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fund to: 0.98% for Class A shares, 1.73% for Class B shares, 1.73% for Class C shares and 1.23% for Advisor Shares. These waivers and/or expense reimbursements will remain in effect until November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

   FIFTH THIRD DIVIDEND GROWTH FUND                        1 YEAR          3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                           $ 595            $ 797           $ 1,235           $ 2,452
----------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
   Assuming Redemption                                      $ 676            $ 845           $ 1,362           $ 2,646
   Assuming no Redemption                                   $ 176            $ 545           $ 1,162           $ 2,646
----------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
   Assuming Redemption                                      $ 276            $ 545           $ 1,162           $ 2,832
   Assuming no Redemption                                   $ 176            $ 545           $ 1,162           $ 2,832
----------------------------------------------------------------------------------------------------------------------------
   ADVISOR SHARES                                           $ 125            $ 390           $   905           $ 2,321
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following policy is non-fundamental but requires a notice to shareholders at least 60 days prior to any change. For purposes of the following policy, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Dividend Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS): ADRs are foreign shares of a company                                       Market
held by a U.S. bank that issues a receipt evidencing ownership.                                               Political
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity                               Pre-Payment
loans, truck and auto loans, leases, credit card receivables and other securities backed                        Market
by other types of receivables or other assets.                                                                  Credit
                                                                                                             Interest Rate
                                                                                                              Regulatory
                                                                                                               Liquidity
------------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a                               Credit
commercial bank. Maturities are generally six months or less.                                                   Liquidity
                                                                                                                Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the                            Market
bondholder a specified sum of money, usually at specific intervals, and to repay the                            Credit
principal amount of the loan at maturity.                                                                    Interest Rate
                                                                                                               Political
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT:Negotiable instruments with a stated maturity.                                           Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued                                      Credit
by corporations and other entities. Maturities generally vary from a few                                       Liquidity
days to nine months.                                                                                            Market
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                                                 Market
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.                                  Market
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an underlying contract,                                  Management
index or security, or any combination thereof, including futures, options                                       Market
(e.g., put and calls), options on futures, and some mortgage-backed securities.                                 Credit
                                                                                                               Liquidity
                                                                                                               Leverage
                                                                                                             Interest Rate
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (ETFS): ETFs entitle a holder to receive                                                  Market
proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs").
A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). iShares are also
ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to closely track one specific index.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies, as well as commercial                                   Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                                Political
U.S. banks and supranational entities.                                                                         Liquidity
                                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS: A purchase of, or contract to purchase, securities at                                     Leverage
a fixed price for delivery at a future date.                                                                   Liquidity
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the future sale and                                     Management
purchase of a specified amount of a specified security, class of securities, or an                              Market
index at a specified time in the future and at a specified price.                                               Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities which may be difficult to sell at an acceptable price.                         Liquidity
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of investment companies. These                                            Market
investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a
Fund or any of their affiliates serves as investment advisor, administrator or distributor.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE BONDS: Interest-bearing or discounted government or                                            Market
corporate securities that obligate the issuer to pay the bondholder a specified                                 Credit
sum of money, usually at specific intervals, and to repay the principal amount                               Interest Rate
of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar denominated debt                                        Market
securities that have remaining maturities of one year or less. These securities may                             Credit
include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and                                 Pre-Payment
pools of loans. These include collateralized mortgage obligations and real estate                               Market
mortgage investment conduits.                                                                                   Credit
                                                                                                              Regulatory
                                                                                                             Interest Rate

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Preferred stocks are equity securities that generally pay                                      Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): Pooled investment vehicles investing primarily                           Credit
in income producing real estate or real estate loans or interest.                                            Interest Rate
                                                                                                               Liquidity
                                                                                                              Management
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

INSTRUMENT                                                                                                     RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment                               Market
to return the security to the seller at an agreed upon price on an agreed upon date.                           Leverage
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933,                             Liquidity
such as privately placed commercial paper and Rule 144A securities.                                             Market
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous                                      Market
commitment to buy the security back at an agreed upon price on an agreed upon                                  Leverage
date. This is treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets. In return                          Market
the Fund will receive cash, other securities, and/or letters of credit.                                        Leverage
                                                                                                               Liquidity
                                                                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio                                 Market
engaging in such trading will have higher turnover and transaction expenses.
------------------------------------------------------------------------------------------------------------------------------------

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market                                        Market
capitalization within or lower than those included in the S&P SmallCap 600                                     Liquidity
Index (whose market capitalization range is generally between $23 million and $2.6 billion).                Smaller Company

------------------------------------------------------------------------------------------------------------------------------------
STOCK-INDEX OPTIONS: A security that combines features of options with securities                             Management
trading using composite stock indices.                                                                          Market
                                                                                                                Credit
                                                                                                               Liquidity
                                                                                                               Leverage
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the                                    Liquidity
deposit of funds.                                                                                               Credit
                                                                                                                Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                                         Interest Rate
instrumentalities of the U.S. Government. These include Fannie Mae,                                             Credit
and Freddie Mac.
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded                               Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are                               Credit
reset daily, weekly, quarterly or some other period and which may be payable to                                Liquidity
the Fund on demand.                                                                                             Market
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities, typically issued with preferred stock or bonds, that give the                             Market
holder the right to buy a proportionate amount of common stock at a specified price.                            Credit
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Purchase or contract to purchase                                 Market
securities at a fixed price for delivery at a future date. Under normal market                                 Leverage
conditions, when-issued purchases and forward commitments will not exceed                                      Liquidity
25% of the value of a Fund's total assets.                                                                      Credit
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. The Advisor provides comprehensive advisory services for institutional clients. The Advisor offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.

As of June 30, 2005, Fifth Third Asset Management, Inc. had approximately $21 billion in assets under management, including approximately $12 billion of assets in the Fifth Third Funds.

The management fee, after fee waivers, paid by the Fund for the fiscal year ended July 31, 2004 was 0.80% of the average net assets of the Fund.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. The Funds and the Advisor are seeking exemptive relief from the Securities and Exchange Commission (SEC) to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders, and if the Advisor obtains this exemptive order from the SEC, the Advisor will have the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

                                                                       SPECIALTY
                                                                        STRATEGY

                                                        DIVIDEND GROWTH STRATEGY


RELATED PERFORMANCE OF THE INVESTMENT ADVISOR

The table below sets forth the performance data relating to the historical performance of all fully discretionary, tax-exempt, fee-paying separate accounts greater than $1 million managed by the Advisor and its predecessor, since the dates indicated, that have substantially similar investment objectives, policies, strategies and risks to the Fifth Third Dividend Growth Fund. The Advisor has offered institutional and high net worth clients a dividend growth strategy for more than 15 years. THESE COMPOSITES ARE PROVIDED TO ILLUSTRATE THE PAST PERFORMANCE OF THE ADVISOR IN MANAGING ACCOUNTS SUBSTANTIALLY SIMILAR TO THE FUND. THESE COMPOSITES DO NOT REPRESENT THE PERFORMANCE OF THE FUND. YOU SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE FUND OR OF THE ADVISOR.

The annual composite performance was computed by geometrically linking quarterly composite rates of return for periods January 1, 1995 -- December 31, 2001 and monthly composite rates of return thereafter. All returns reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). In addition, all returns are net of trading commissions and assume the reinvestment of dividends and capital gains.

The separately managed accounts include institutional separate accounts, collective funds and common funds managed by the Advisor, but do not include retail or personal accounts managed by affiliates of the Advisor. The separately managed accounts were not subject to the same types of expenses to which the Fund is subject, nor to the specific tax restrictions, investment limitations, or diversification requirements imposed on the Fund by the Investment Company Act. Consequently, the performance results for the separately managed accounts could have been adversely affected if the separately managed accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Line Chart:
DIVIDEND GROWTH COMPOSITE AND BENCHMARK PERFORMANCE COMPARISON1
FIFTH THIRD DIVIDEND GROWTH COMPOSITE VS. S&P 500 INDEX

                  Div Growth Comp   S&P Growth
                  $10,000.0         $10,000
1995     Q1       $10,942.4         $10,973
         Q2       $11,589.3         $12,021
         Q3       $12,272.0         $12,976
         Q4       $13,061.1         $13,758
1996     Q1       $13,592.0         $14,496
         Q2       $14,042.7         $15,146
         Q3       $14,864.3         $15,615
         Q4       $15,845.3         $16,916
1997     Q1       $16,245.8         $17,370
         Q2       $19,385.4         $20,402
         Q3       $20,573.9         $21,930
         Q4       $22,847.6         $22,560
1998     Q1       $25,796.7         $25,707
         Q2       $25,671.1         $26,556
         Q3       $24,034.4         $23,915
         Q4       $28,199.4         $29,008
1999     Q1       $28,025.5         $30,453
         Q2       $29,181.4         $32,599
         Q3       $26,916.0         $30,563
         Q4       $29,068.5         $35,111
2000     Q1       $27,548.8         $35,916
         Q2       $29,707.9         $34,962
         Q3       $31,668.5         $34,624
         Q4       $34,128.4         $31,914
2001     Q1       $30,293.5         $28,131
         Q2       $31,116.5         $29,777
         Q3       $29,051.8         $25,407
         Q4       $31,041.7         $28,108
2002     Q1       $32,297.2         $28,198
         Q2       $29,309.5         $24,421
         Q3       $26,645.1         $20,202
         Q4       $27,916.9         $21,907
2003     Q1       $26,794.5         $21,217
         Q2       $29,100.5         $24,482
         Q3       $29,650.1         $25,130
         Q4       $32,548.0         $28,190
2004     Q1       $32,821.6         $28,667
         Q2       $34,155.6         $29,161
         Q3       $34,013.2         $28,616
         Q4       $36,173.1         $31,257


--------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
1/1/95 -- 12/31/04

                                      Return
-- Dividend Growth Composite1,2       13.72%
-- S&P 500 Index3                     12.07%
--------------------------------------------

ANNUAL RETURNS -- DIVIDEND GROWTH COMPOSITE VS. S&P 500 INDEX

-------------------------------------------------------------------------------------------------------
Dividend         1995      1996    1997     1998     1999     2000     2001     2002     2003     2004
Growth
Composite1,2    30.61%    21.31%  44.19%   23.42%     3.08%  17.40%    -9.04%  -10.06%  16.58%   11.13%
-------------------------------------------------------------------------------------------------------
S&P 500
Index3          37.58%    22.96%  33.36%   28.58%   21.04%    -9.11%  -11.88%  -22.10%  28.68%   10.88%
-------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS4        June 2005    ----------------------AS OF 12/31/04-----------------
                                   Year-to-Date      1 Year             5 Years               10 Years
-------------------------------------------------------------------------------------------------------
Dividend Growth Composite1,2           -4.02%        11.13%               4.47%                13.72%
-------------------------------------------------------------------------------------------------------

S&P 500 Index3                         -0.81%        10.88%              -2.30%                12.07%
-------------------------------------------------------------------------------------------------------

1 These composites are provided to illustrate the past performance of the Advisor in managing accounts substantially similar to the Dividend Growth Fund. These composites do not represent the performance of the Dividend Growth Fund. You should not consider this performance data as an indication of the future performance of the Dividend Growth Fund or the Advisor.

2 Performance numbers reflect the deduction of the highest annualized fee applied to the separate accounts (a 0.75% all-inclusive investment management fee). As a result, the performance of the Dividend Growth Composite presented herein will not match the performance of the composite in instances where actual fees are applied.

3 The S&P 500 Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

4 Annualized total returns from January 1, 1995 to December 31, 2004. Returns of less than one year are not annualized.

                                                                       SPECIALTY
                                                                        STRATEGY

THE FIFTH THIRD DIVIDEND GROWTH STRATEGY

o The portfolio management team focuses on five key areas as they implement the Dividend Growth Strategy for clients:

     1. Quantitative screens are conducted to identify high-quality companies that meet market capitalization targets

     2. Dividend and Earnings Rankings are evaluated and the prospect for a continuation of superior earnings and dividend growth is assessed for each company

     3. An extensive analysis of company fundamentals and historical valuations is completed

     4. Risk factors of the portfolio are evaluated and controls are maintained

     5.   A consistent sell strategy is implemented

o A disciplined investment process seeks to provide investors with capital appreciation, less portfolio volatility than the stock market as a whole, and regular income for those investors seeking income


                               KEY AREAS OF FOCUS


o     QUANTITATIVE SCREENS
      Produces a list of stocks that have specific market capitalization requirements and meet the desired financial strength criteria of fund managers

o     DIVIDEND AND EARNINGS RANKINGS
      FTAM's portfolio management team ranks each company based on the quality of the earnings and dividends, and prospects for increasing dividends

o     FUNDAMENTAL ANALYSIS
      Portfolio managers evaluate the business model of each company, the quality of management, competitive advantages, historical profitability and securities valuation, and prospects for the future

o     RISK CONTROLS
      Individual portfolio positions and sector allocations are closely monitored to control risk in the portfolio

o     SELL DISCIPLINE
      A highly disciplined sell strategy typically results in the sale of the stock when the company experiences a deceleration in earnings or dividend growth, or a change in its dividend policy





                                  QUANTITATIVE
                                    SCREENS



                                    DIVIDEND                   DIVIDENDS AND
     SELF DISCIPLINE                 GROWTH                      EARNINGS
                                    STRATEGY                     RANKINGS



                     RISK CONTROLS               FUNDAMENTAL
                                                  ANALYSIS

                                                                       SPECIALTY
                                                                        STRATEGY

                                                        DIVIDEND GROWTH STRATEGY


PORTFOLIO BUILDING PROCESS

o The five key areas of focus lead to a disciplined portfolio building process

o Objective quantitative screens reduce the universe of stocks to the 1000 that have a market capitalization greater than $2 billion and high financial strength ratings

o Dividend and earnings screens identify approximately 125-150 companies with the best history of dividend growth and earnings stability

o The portfolio management team performs fundamental analyses to evaluate companies' business models, quality of management, competitive advantages and profitability trends.

o A portfolio of about 35 -- 65 stocks is built based on certain risk controls, including sector exposure and valuations



QUANTITATIVE SCREEN: MONITOR LIST OF 1000 COMPANIES

o Identify companies with a market capitalization over $2 billion that meet specific financial strength criteria

GOAL: A universe of large-cap and mid-cap companies with a proven history of financial strength



ESTABLISH FOCUS LIST OF 125 -- 150 COMPANIES WITH CONSISTENT DIVIDENDS AND EARNINGS HISTORIES

o    Conduct S&P dividends and earnings growth screen

o    Analyze dividend history
     -    Must be currently paying dividends
     -    Meet minimum dividend payment frequency requirements
     -    Dividend growth rate must be greater than that of the S&P 500 Index

o    Evaluate company earnings and assess prospects for future growth

GOAL: A list of companies with superior historical dividend growth rates relative to the S&P 500 Index and strong earnings growth potential



FUNDAMENTAL ANALYSIS ATTEMPTS TO IDENTIFY COMPANIES WITH CONTINUED EARNINGS AND DIVIDEND GROWTH PROSPECTS

o    Business model

o    Quality of management

o    Competitive advantages

o    Profitability trends

o    Evaluate Wall Street and In-house analyst research

GOAL: A "short list" of high-quality companies, each of which is well positioned against its competitors for superior dividend growth



SELECT STOCKS FOR THE PORTFOLIO

o Select list of stocks with the greatest earnings and dividend growth potential

o    Analyze current economic conditions and future prospects by business sector

o    Evaluate and adjust holdings as fundamentals and valuations change

GOAL: A portfolio of dividend growth stocks that we believe have the greatest potential to provide capital appreciation and an increasing stream of income to shareholders - appropriately diversified among business sectors



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Indexes are unmanaged and investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges associated with mutual fund investing.

Stocks tend to be more volatile than other types of investments, but generally provide greater return potential.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.

Peter Kwiatkowski has been portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third Asset Management, Inc.'s Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

Mr. Kwiatkowski and Mr. Krumpelman are equal participants in managing the Fund's portfolio securities.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policy and procedures is provided in the Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com). The schedules will consist of the following information about each security (other than cash positions) held by the Fund as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with Fifth Third Funds Distributor, Inc., the Fund's Distributor. These financial intermediaries may be authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

You may purchase Class A, B, C and Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative at your financial institution.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o minimum investment requirements
o exchange policies
o cutoff time for investments
o redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Class A shares, Class B shares, Class C shares, or Advisor shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class B shares by a shareholder is $99,999. The maximum investment for total purchases of Class C shares and Advisor shares by a shareholder is $999,999. These limitations on purchases of Class B, Class C and Advisor shares do not apply to retirement plans or omnibus accounts.


The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Fund to your investment representative.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Fund may reject a purchase order for any reason. The Fund reserves the right to waive the minimum initial investment.


SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A, B, C or Advisor shares of the Fund from your bank account. There is no minimum amount required for initial amounts invested into the Fund. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.


AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally, you will receive your proceeds within a week after your request is received.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask them for exchange procedures or call 1-800-282-5706.

NOTES ON EXCHANGES

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Fund may be sold.


All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR THE FUND
--------------------------------------------------------------------------------


Class A shares, Class B shares, Class C shares and Advisor Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.


                                    CLASS A                  CLASS B                    CLASS C                    ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
CHARGE (LOAD)               Front-end sales charge;   No front-end sales charge.  No front-end sales        Front-end sales charge;
                            reduced sales charges     A contingent deferred       charge. A contingent      reduced sales charges
                            available.                sales charge (CDSC)         deferred sales charge     available.
                                                      will be imposed on          (CDSC) will be imposed
                                                      shares redeemed within      on shares redeemed
                                                      6 years after purchase.     within 12 months after
                                                                                  purchase.

------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION/SERVICE        Subject to annual         Subject to annual           Subject to annual         Subject to annual
(12B-1) FEE                 distribution and          distribution and            distribution and          distribution and
                            shareholder servicing     shareholder servicing       shareholder servicing     shareholder servicing
                            fees of up to 0.25%       fees of up to 1.00%         fees of up to 0.75%       fees of up to 0.50%
                            of the Fund's assets.     of the Fund's assets.       of the Fund's assets.     of the Fund's assets.
                                                                                  (Also subject to a
                                                                                  non-12b-1 fee for
                                                                                  shareholder servicing
                                                                                  of up to 0.25% of the
                                                                                  Fund's assets.)

------------------------------------------------------------------------------------------------------------------------------------

FUND EXPENSES               Lower annual expenses     Higher annual expenses      Higher annual expenses    Higher annual expenses
                            than Class B, C, and      than Class A shares.        than Class A shares.      than Class A shares.
                            Advisor shares.

------------------------------------------------------------------------------------------------------------------------------------

CONVERSION                  None                      Converts to Class A         None                      None
                                                      shares after 8 years.

------------------------------------------------------------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES
CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                    SALES CHARGE
                                        AS A          CHARGE
                                        % OF          AS A %
                                      OFFERING        OF YOUR         DEALER
                                       PRICE         INVESTMENT     REALLOWANCE
--------------------------------------------------------------------------------
LESS THAN $50,000                      5.00%           5.26%           4.50%
--------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000         4.50%           4.71%           4.00%
--------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000        3.50%           3.63%           3.00%
--------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000        2.50%           2.56%           2.10%
--------------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000      2.00%           2.04%           1.70%
--------------------------------------------------------------------------------
$1,000,000 OR MORE1                    0.00%           0.00%           1.00%
--------------------------------------------------------------------------------


---------------------
(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS


The Fund offers reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C or Advisor shares of any Fifth Third Fund (except Class A or Advisor shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.


     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.


     o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or
          (iii) other accounts owned by the same shareholder (determined by Tax
          ID) or other shareholders eligible under the Combination Privilege defined below.

     o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A or Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction, you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Fund is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                                                                % OF NAV (AT TIME OF PURCHASE OR SALE
   YEAR OF REDEMPTION AFTER PURCHASE                                             IF LOWER) DEDUCTED FROM PROCEEDS
---------------------------------------------------------------------------------------------------------------------
DURING THE FIRST YEAR                                                                             5%
---------------------------------------------------------------------------------------------------------------------
DURING THE SECOND YEAR                                                                            4%
---------------------------------------------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                                                                  3%
---------------------------------------------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                                                             2%
---------------------------------------------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                                                             1%
---------------------------------------------------------------------------------------------------------------------

DURING THE SEVENTH OR EIGHTH YEARS                                                                0%

---------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Fund is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CALCULATION OF SALES CHARGES
ADVISOR SHARES

The price of Advisor shares includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                                     SALES CHARGE AS A %       CHARGE AS A %
                                                      OF OFFERING PRICE      OF YOUR INVESTMENT    DEALER REALLOWANCE
---------------------------------------------------------------------------------------------------------------------

LESS THAN $50,000                                           3.25%                   3.36%                 2.90%
---------------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                              2.75%                   2.83%                 2.40%
---------------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                             2.00%                   2.04%                 1.70%
---------------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                             1.25%                   1.27%                 1.00%
---------------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                                        1.00%                   1.01%                 0.85%
---------------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                                      Not available           Not available         Not available
---------------------------------------------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS


The Fund offers reduced Advisor shares sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Advisor shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C, or Advisor shares of any Fifth Third Fund (except Class A or Advisor shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.


     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Advisor shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or
          (iii) other accounts owned by the same shareholder (determined by Tax
          ID) or other shareholders eligible under the Combination Privilege defined below.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


     o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A or Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

SALES CHARGE WAIVERS
CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

     o Shares purchased through asset-based fee investment products or managed accounts.


     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.


     o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

     o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

     o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).


     o    Shares purchased by former Kent Fund Investment Class shareholders.


     o    Shares purchased through Fifth Third Bank's Donor Advised Fund
          Program.

     o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

     o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

     o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

     o Redemptions from accounts following the death or disability of the shareholder.

     o Investors who purchased through a participant directed defined benefit plan.

     o    Returns of excess contributions to certain retirement plans.

     o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

     o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

ADVISOR SHARES

The following transactions qualify for waivers of sales charges that apply to Advisor shares:

     o Shares purchased through asset-based fee investment products or managed accounts.

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

     o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

     o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

     o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).


     o Shares purchased by shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

     o Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from the Fund through an omnibus account.


     o Shares purchased with certain proceeds from redemptions of unaffiliated mutual fund shares. See details below in Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.

ADDITIONAL INFORMATION ABOUT SALES CHARGES

Current information regarding the Fund's sales charges and breakpoints is available by hyperlink on the Funds' Web site at www.53.com.

REINSTATEMENT PRIVILEGE

If you have sold Class A or Advisor shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES


An investor may purchase Class A or Advisor shares of the Fund at net asset value (i.e., without a sales charge) with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund ("Eligible Unaffiliated Shares") if the purchase or redemption of Eligible Unaffiliated Shares and the purchase of Class A or Advisor shares of the Fund are made through the same financial institution, and Eligible Unaffiliated Shares were purchased or redeemed subject to a sales charge. Such purchase at net asset value may be made regardless of the period during which the Eligible Unaffiliated Shares were held. In all cases, the purchase must be made within 60 days of the redemption of the Eligible Unaffiliated Shares, and the Fund must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made.


DISTRIBUTION/SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, for Class B, Class C and Advisor shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The 12b-1 fees vary by share class as follows:


     o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.


     o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.


     o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund, which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.


Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A or Advisor shares and paid a front-end sales charge.


Your financial intermediary may not sell shares in all classes of the Fund or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Fund cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.


CONVERSION TO CLASS A SHARES


Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets of the Fund.


DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A and Advisor shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the respective sales load schedules under "Calculation of Sales Charges - Class A Shares" and "Calculation of Sales Charges - Advisor Shares." Additionally, dealers receive monthly ongoing compensation of up to 0.25% and 0.50%, respectively, per year of the net asset value of the Class A and Advisor shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B, Class C and Advisor shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Distributor and the Advisor or their affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, Class C shares or Advisor shares, because Class A shares have lower operating expenses than Class B shares, Class C shares or Advisor shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly by the Fifth Third Dividend Growth Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

TAXATION
--------------------------------------------------------------------------------
FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income (including short-term gains and tax-exempt interest income, if any) and net capital gains (including any capital gains derived by virtue of realignments of the portfolio in accordance with changes in investment strategies). For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains, if any, are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions will be taxable to shareholders whether a shareholder receives them in cash or additional shares. Distributions will be taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning August 1, 2005.


This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or Distributor and/or their affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights for Advisor shares are not presented because these shares are newly offered and do not have a financial history. The information for the Fund has been audited by PricewaterhouseCoopers LLP for the years ended July 31, 2002, July 31, 2003 and July 31, 2004. Other independent auditors audited the information for the years ending July 31, 2001 and prior. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CHANGE IN NET ASSETS                           LESS DIVIDENDS AND
                                                 RESULTING FROM OPERATIONS                         DISTRIBUTIONS FROM
                                              -------------------------------                   ------------------------
                                                                 NET REALIZED
                                                                          AND
                                                                   UNREALIZED      CHANGE IN
                              NET ASSET                         GAINS/(LOSSES)    NET ASSETS
                                 VALUE,                NET               FROM      RESULTING           NET           NET
                              BEGINNING         INVESTMENT         INVESTMENT           FROM    INVESTMENT      REALIZED
                              OF PERIOD       INCOME/(LOSS)      TRANSACTIONS     OPERATIONS        INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/00               $37.20              (0.21)             1.61           1.40             --        (0.55)
Year ended 7/31/01               $38.05                 --            (11.74)        (11.74)            --        (1.03)
Year ended 7/31/02               $25.28              (0.29)            (7.11)         (7.40)            --           --
Year ended 7/31/03               $17.88              (0.16)             0.22           0.06             --           --
Year ended 7/31/04               $17.94              (0.20)             1.08           0.88             --           --
Six months ended 1/31/05+        $18.82              (0.09)^            1.11           1.02             --           --
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
10/11/00(c) to 7/31/01           $34.43                 --             (7.81)         (7.81)            --        (1.03)
Year ended 7/31/02               $25.59              (0.34)            (7.40)         (7.74)            --           --
Year ended 7/31/03               $17.85              (0.24)             0.16          (0.08)            --           --
Year ended 7/31/04               $17.77              (0.31)             1.05           0.74             --           --
Six months ended 1/31/05+        $18.51              (0.16)^            1.09           0.93             --           --
--------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/00               $36.92              (0.47)             1.66           1.19             --        (0.55)
Year ended 7/31/01               $37.56                 --            (11.78)        (11.78)            --        (1.03)
Year ended 7/31/02               $24.75              (0.50)            (6.88)         (7.38)            --           --
Year ended 7/31/03               $17.37              (0.30)             0.23          (0.07)            --           --
Year ended 7/31/04               $17.30              (0.36)             1.07           0.71             --           --
Six months ended 1/31/05+        $18.01              (0.16)^            1.07           0.91             --           --
--------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------------------
                                                                            RATIOS OF                   RATIOS OF
                                              NET        TOTAL         NET   EXPENSES   RATIOS OF NET    EXPENSES
                                  TOTAL     ASSET       RETURN     ASSETS,         TO      INVESTMENT          TO
                              DIVIDENDS    VALUE,    (EXCLUDES      END OF    AVERAGE    INCOME/(LOSS)    AVERAGE      PORTFOLIO
                                    AND    END OF        SALES      PERIOD        NET      TO AVERAGE         NET       TURNOVER
                          DISTRIBUTIONS    PERIOD       CHARGE)     (000'S)    ASSETS      NET ASSETS      ASSETS (a)       RATE (b)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/00                (0.55)   $38.05        3.81%     $42,842      1.32%         (0.47%)       1.32%            53%
Year ended 7/31/01                (1.03)   $25.28      (31.44%)    $20,106      1.36%         (0.73%)       1.48%           139%
Year ended 7/31/02                   --    $17.88      (29.27%)    $ 9,132      1.63%         (1.03%)       1.63%            70%
Year ended 7/31/03                   --    $17.94        0.34%     $ 8,264      1.72%         (0.92%)       1.89%            50%
Year ended 7/31/04                   --    $18.82        4.91%     $ 9,391      1.68%         (0.98%)       2.00%            81%
Six months ended 1/31/05+            --    $19.84        5.42%*    $ 7,740      1.70%**       (0.97%)**     2.07%**           7%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
10/11/00(c) to 7/31/01            (1.03)   $25.59      (23.35%)*   $   158      2.17%**       (1.54%)**     2.57%**         139%
Year ended 7/31/02                   --    $17.85      (30.25%)    $   285      2.27%         (1.89%)       2.27%            70%
Year ended 7/31/03                   --    $17.77       (0.45%)    $   350      2.47%         (1.68%)       2.63%            50%
Year ended 7/31/04                   --    $18.51        4.16%     $   441      2.43%         (1.74%)       2.74%            81%
Six months ended 1/31/05+            --    $19.44        5.02%*    $   344      2.45%**       (1.72%)**     2.82%**           7%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/00                (0.55)   $37.56        3.26%     $ 4,171      1.82%         (0.97%)       2.07%            53%
Year ended 7/31/01                (1.03)   $24.75      (31.97%)    $ 1,935      2.05%         (1.42%)       2.32%           139%
Year ended 7/31/02                   --    $17.37      (29.82%)    $   837      2.38%         (1.78%)       2.38%            70%
Year ended 7/31/03                   --    $17.30       (0.40%)    $   727      2.47%         (1.67%)       2.64%            50%
Year ended 7/31/04                   --    $18.01        4.10%     $   580      2.43%         (1.71%)       2.75%            81%
Six months ended 1/31/05+            --    $18.92        5.05%*    $   562      2.45%**       (1.72%)**     2.82%**           7%
------------------------------------------------------------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)  Reflects date of commencement of operations.
+    Unaudited.
^    Average shares method used in calculation.
*    Not annualized.
**   Annualized.


                                  26-27 SPREAD

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                        Fifth Third Funds
Dividend Growth Fund                                                     3435 Stelzer Road
Class A Shares                                                           Columbus, Ohio 43219
Class B Shares
Class C Shares
Advisor Shares
---------------------------------------------------------------------------------------------------------------------

Investment Advisor                                                       Fifth Third Asset Management, Inc.
                                                                         38 Fountain Square Plaza
                                                                         Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------

Distributor                                                              Fifth Third Funds Distributor, Inc.
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                                  Fifth Third Bank
                                                                         38 Fountain Square Plaza
                                                                         Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                        BISYS Fund Services Limited Partnership
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent and Sub-Accountant                BISYS Fund Services Ohio, Inc.
                                                                         3435 Stelzer Road
                                                                         Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                            PricewaterhouseCoopers LLP
                                                                         100 East Broad Street
                                                                         Suite 2100
                                                                         Columbus, Ohio 43215
---------------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-282-5706
                          INTERNET: HTTP://WWW.53.COM*

--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o    At no charge from the Commission's Website at http://www.sec.gov.


                            Logo: FIFTH THIRD FUNDS


                                       Investment Company Act file no. 811-5669.